Schedule of Investments (unaudited) June 30, 2019	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.8%

Australia — 4.5%
Ansell Ltd.	235,519	$4,447,061
Sonic Healthcare Ltd.	335,841	6,399,105

		10,846,166

Canada — 11.2%
Rogers Communications, Inc., Class B	249,366	13,348,522
TELUS Corp.	366,715	13,556,316

		26,904,838

China — 1.4%
ANTA Sports Products Ltd.	472,400	3,258,237

Denmark — 2.9%
Novo Nordisk A/S, Class B	134,938	6,892,256

Finland — 2.8%
Kone OYJ, Class B	115,973	6,848,593

France — 4.9%
Sanofi	47,261	4,084,405
Schneider Electric SE	86,631	7,838,624

		11,923,029

Germany — 4.7%
Deutsche Post AG, Registered Shares	346,927	11,412,797

India — 2.6%
Hero MotoCorp Ltd.	84,616	3,165,076
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $7,423,816)(a)(b)(c)	9,970	3,188,805

		6,353,881

Netherlands — 5.4%
Heineken NV	47,275	5,268,915
Koninklijke Philips NV	176,278	7,663,854

		12,932,769

Singapore — 5.0%
DBS Group Holdings Ltd.	329,200	6,323,952
United Overseas Bank Ltd.	302,500	5,847,973

		12,171,925

Sweden — 2.3%
Svenska Handelsbanken AB, A Shares	564,608	5,571,944

Switzerland — 11.4%
Cie Financiere Richemont SA, Registered Shares	40,497	3,441,296
Nestle SA, Registered Shares	98,132	10,158,845

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered Shares	107,980	$9,857,686
SGS SA, Registered Shares	1,610	4,103,664

		27,561,491

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	557,000	4,260,150

United Kingdom — 32.5%
Amcor Ltd.	989,706	11,261,351
AstraZeneca PLC	73,855	6,037,791
BAE Systems PLC	1,357,207	8,529,919
British American Tobacco PLC	304,354	10,626,844
Diageo PLC	156,353	6,729,500
GlaxoSmithKline PLC	568,179	11,389,099
Imperial Brands PLC	459,081	10,772,446
RELX PLC	168,109	4,066,233
Unilever PLC	144,587	8,975,310

		78,388,493

United States — 4.4%
3M Co.	35,414	6,138,663
Microsoft Corp.	32,614	4,368,971

		10,507,634

Total Common Stocks — 97.8% (Cost: $235,407,174)		235,834,203

Preferred Stocks — 1.8%

China — 1.8%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,770,046)(a)(b)(c)
(Cost — $2,770,046) — 0.0%	101,000	4,368,250

Total Long-Term Investments — 99.6% (Cost: $238,177,220)		240,202,453

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(d)(e)	191,572	191,572

Total Short-Term Securities — 0.1% (Cost: $191,572)		191,572

Total Investments — 99.7% (Cost: $238,368,792)		240,394,025

Other Assets Less Liabilities — 0.3%		638,738

Net Assets — 100.0%		$241,032,763

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,557,055, representing 3.1% of its net assets as of period end, and an original cost of $10,193,862.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	306,821	(115,249)	191,572	$191,572	$12,553		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	9	(b)	—	—

				$191,572	$12,562		$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock International Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$10,846,166	$—	$10,846,166
Canada	26,904,838	—	—	26,904,838
China	—	3,258,237	—	3,258,237
Denmark	—	6,892,256	—	6,892,256
Finland	—	6,848,593	—	6,848,593
France	—	11,923,029	—	11,923,029
Germany	—	11,412,797	—	11,412,797
India	—	3,165,076	3,188,805	6,353,881
Netherlands	—	12,932,769	—	12,932,769
Singapore	—	12,171,925	—	12,171,925
Sweden	—	5,571,944	—	5,571,944
Switzerland	—	27,561,491	—	27,561,491
Taiwan	—	4,260,150	—	4,260,150
United Kingdom	—	78,388,493	—	78,388,493
United States	10,507,634	—	—	10,507,634
Preferred Stocks:
China	—	—	4,368,250	4,368,250
Short-Term Securities	191,572	—	—	191,572

	$37,604,044	$195,232,926	$7,557,055	$240,394,025

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening Balance, as of September 30, 2018	$2,047,340	$5,143,930	$7,191,270
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	1,141,465	(775,680)	365,785
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of June 30, 2019	$3,188,805	$4,368,250	$7,557,055

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$1,141,465	$(775,680)	$365,785

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock International Dividend Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized

Common Stocks	$3,188,805	Market	Revenue Multiple(a)	7.00x
Preferred Stocks(b)	4,368,250	Market	Revenue Multiple(a)	2.50x

	$7,557,055

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)

For the period end June 30, 2019, the valuation technique for investments classified as preferred stocks amounting to $4,368,250 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

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